LEASES	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Leases
LEASES

NOTE 4 – LEASES

We lease certain warehouses and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 17 years or more. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at October 31, 2021 and January 31, 2021.

Leases	Classification	October 31, 2021	January 31, 2021
Assets
Operating	Operating Lease Assets	$270,187	$344,413
Liabilities
Current
Operating	Current Operating Lease Liability	$103,874	$90,286
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	160,770	244,049
Total lease liabilities		$264,644	$334,335

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 8% based on the information available at commencement date in determining the present value of lease payments.

CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Operating lease cost and rent was $30,478 and $23,279 for the three months ended October 31, 2021 and October 31, 2020, respectively.

Operating lease cost and rent was $91,437 and $91,437 for the nine months ended October 31, 2021 and October 31, 2020, respectively.

NOTE 4 – LEASES

We lease certain warehouses, vehicles and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 17 years or more. The exercise of lease renewal options is at our sole discretion. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020.

Leases	Classification	January 31, 2021	January 31, 2020
Assets
Operating	Operating Lease Assets	$344,413	$483,193
Liabilities
Current
Operating	Current Operating Lease Liability	$90,286	$101,984
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	244,049	365,085
Total lease liabilities		$334,335	$467,069

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 8% based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Effective February 29 ,2020 the Company and landlord terminated the September 2019 lease with an annual rent of $15,480, a 3 year term an 1 year renewal. There were no costs associated with the termination. The Company eliminated the operating lease asset and operating lease liability at termination which was $45,032. (see Note 13)

Operating lease cost was $121,917 and $117,841 for both the twelve months ended January 31, 2021 and January 31, 2020, respectively.